Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Time charter revenues	$ 33,777	$ 35,510	$ 69,852	$ 70,395	$ 658,311
Other revenue	0	1,100	64	1,100
Total revenues	33,777	36,610	69,916	71,495
Operating expenses	(11,336)	(7,563)	(19,805)	(16,103)
Equity in earnings (losses) of joint ventures	(1,575)	5,111	(1,223)	14,481
Segment EBITDA	0	0	0	0
Depreciation and amortization	(5,589)	(5,268)	(10,912)	(10,536)
Operating income (loss)	15,277	28,890	37,976	59,337
Gain (loss) on debt extinguishment	0	0	1,030	0
Gain (loss) on derivative instruments	0	544	0	1,175
Other financial income (expense), net	(7,610)	(7,624)	(15,294)	(14,907)
Income (loss) before tax	7,667	21,810	23,712	45,605
Income tax benefit (expense)	(1,511)	(1,866)	(3,421)	(3,975)
Net income (loss)	6,156	19,944	20,291	41,630
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in net income (loss)	2,778	16,941	13,549	35,967
Vessels, net of accumulated depreciation	650,596		650,596		658,311
Net investment in direct financing lease	281,035		281,035		283,073
Goodwill	251		251		251
Advances to joint ventures	3,679		3,679		3,536
Total assets	1,015,622		1,015,622		1,023,040
Accumulated losses of joint ventures	(4,031)		(4,031)		(2,808)
Expenditures for vessels & equipment	183		183		257
Expenditures for drydocking	2,862		2,862		0
Principal repayment direct financing lease	2,038		2,038		3,814
Amortization of above market contract	905	905	1,800	1,800	3,631
Majority held FSRUs [Member]
Time charter revenues	33,777	35,510	69,852	70,395	658,311
Other revenue		1,100	64	1,100
Total revenues	33,777	36,610	69,916	71,495
Operating expenses	(9,885)	(6,383)	(16,583)	(12,917)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	23,892	30,227	53,333	58,578
Depreciation and amortization	(5,589)	(5,268)	(10,912)	(10,536)
Operating income (loss)	18,303	24,959	42,421	48,042
Gain (loss) on debt extinguishment			1,030
Gain (loss) on derivative instruments	0	544	0	1,175
Other financial income (expense), net	(2,689)	(6,839)	(6,926)	(13,409)
Income (loss) before tax	15,614	18,664	36,525	35,808
Income tax benefit (expense)	(1,511)	(1,845)	(3,421)	(3,954)
Net income (loss)	14,103	16,819	33,104	31,854
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	14,103	16,819	33,104	31,854
Vessels, net of accumulated depreciation	650,596		650,596
Net investment in direct financing lease	281,035		281,035		283,073
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	1,007,373		1,007,373		1,007,202
Accumulated losses of joint ventures	0		0		0
Expenditures for vessels & equipment	183		183		257
Expenditures for drydocking	2,862		2,862		0
Principal repayment direct financing lease	2,038		2,038		3,814
Amortization of above market contract	905	905	1,800	1,800	3,631
Joint venture FSRUs [Member]
Time charter revenues	10,752	10,576	21,081	21,572	261,614
Other revenue		0	0	0
Total revenues	10,752	10,576	21,081	21,572
Operating expenses	(2,233)	(2,709)	(4,112)	(5,182)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	8,519	7,867	16,969	16,390
Depreciation and amortization	(2,452)	(2,399)	(5,005)	(4,800)
Operating income (loss)	6,067	5,468	11,964	11,590
Gain (loss) on debt extinguishment			0
Gain (loss) on derivative instruments	(4,649)	2,967	(7,190)	9,482
Other financial income (expense), net	(2,993)	(3,324)	(5,997)	(6,591)
Income (loss) before tax	(1,575)	5,111	(1,223)	14,481
Income tax benefit (expense)	0	0	0	0
Net income (loss)	(1,575)	5,111	(1,223)	14,481
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(1,575)	5,111	(1,223)	14,481
Vessels, net of accumulated depreciation	256,825		256,825
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	288,725		288,725		286,283
Accumulated losses of joint ventures	0		0		0
Expenditures for vessels & equipment	79		79		3,305
Expenditures for drydocking	39		39		2,490
Principal repayment direct financing lease	0		0		0
Amortization of above market contract	0	0	0	0	0
Other Segments [Member]
Time charter revenues	0	0	0	0	0
Other revenue		0	0	0
Total revenues	0	0	0	0
Operating expenses	(1,451)	(1,180)	(3,222)	(3,186)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(1,451)	(1,180)	(3,222)	(3,186)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(1,451)	(1,180)	(3,222)	(3,186)
Gain (loss) on debt extinguishment			0
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(4,921)	(785)	(8,368)	(1,498)
Income (loss) before tax	(6,372)	(1,965)	(11,590)	(4,684)
Income tax benefit (expense)	0	(21)	0	(21)
Net income (loss)	(6,372)	(1,986)	(11,590)	(4,705)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(6,372)	(1,986)	(11,590)	(4,705)
Vessels, net of accumulated depreciation	0		0
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	3,679		3,679		3,536
Total assets	8,249		8,249		15,838
Accumulated losses of joint ventures	50		50		50
Expenditures for vessels & equipment	0		0		0
Expenditures for drydocking	0		0		0
Principal repayment direct financing lease	0		0		0
Amortization of above market contract	0	0	0	0	0
Total Segments reporting [Member]
Time charter revenues	44,529	46,086	90,933	91,967	919,925
Other revenue		1,100	64	1,100
Total revenues	44,529	47,186	90,997	93,067
Operating expenses	(13,569)	(10,272)	(23,917)	(21,285)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	30,960	36,914	67,080	71,782
Depreciation and amortization	(8,041)	(7,667)	(15,917)	(15,336)
Operating income (loss)	22,919	29,247	51,163	56,446
Gain (loss) on debt extinguishment			1,030
Gain (loss) on derivative instruments	(4,649)	3,511	(7,190)	10,657
Other financial income (expense), net	(10,603)	(10,948)	(21,291)	(21,498)
Income (loss) before tax	7,667	21,810	23,712	45,605
Income tax benefit (expense)	(1,511)	(1,866)	(3,421)	(3,975)
Net income (loss)	6,156	19,944	20,291	41,630
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	6,156	19,944	20,291	41,630
Vessels, net of accumulated depreciation	907,421		907,421
Net investment in direct financing lease	281,035		281,035		283,073
Goodwill	251		251		251
Advances to joint ventures	3,679		3,679		3,536
Total assets	1,304,347		1,304,347		1,309,323
Accumulated losses of joint ventures	50		50		50
Expenditures for vessels & equipment	262		262		3,562
Expenditures for drydocking	2,901		2,901		2,490
Principal repayment direct financing lease	2,038		2,038		3,814
Amortization of above market contract	905	905	1,800	1,800	3,631
Eliminations [Member]
Time charter revenues	(10,752)	(10,576)	(21,081)	(21,572)	(261,614)
Other revenue		0	0	0
Total revenues	(10,752)	(10,576)	(21,081)	(21,572)
Operating expenses	2,233	2,709	4,112	5,182
Equity in earnings (losses) of joint ventures	(1,575)	5,111	(1,223)	14,481
Segment EBITDA	0	0	0	0
Depreciation and amortization	2,452	2,399	5,005	4,800
Operating income (loss)	0	0	0	0
Gain (loss) on debt extinguishment			0
Gain (loss) on derivative instruments	4,649	(2,967)	7,190	(9,482)
Other financial income (expense), net	2,993	3,324	5,997	6,591
Income (loss) before tax	0	0	0	0
Income tax benefit (expense)	0	0	0	0
Net income (loss)	0	0	0	0
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in net income (loss)	(3,378)	(3,003)	(6,742)	(5,663)
Vessels, net of accumulated depreciation	(256,825)		(256,825)
Net investment in direct financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(288,725)		(288,725)		(286,283)
Accumulated losses of joint ventures	(4,081)		(4,081)		(2,858)
Expenditures for vessels & equipment	(79)		(79)		(3,305)
Expenditures for drydocking	(39)		(39)		(2,490)
Principal repayment direct financing lease	0		0		0
Amortization of above market contract	$ 0	$ 0	$ 0	$ 0	$ 0